Subsequent Events (Details) - USD ($)									1 Months Ended		3 Months Ended	6 Months Ended
	Aug. 13, 2025	Aug. 07, 2025	Aug. 04, 2025	Jul. 07, 2025	Apr. 04, 2025	Feb. 20, 2025	Jan. 13, 2025	Oct. 06, 2023	Feb. 20, 2025	Jan. 31, 2025	Jun. 30, 2025	Jun. 30, 2025	Aug. 15, 2025	Jun. 20, 2025	Jun. 05, 2025	May 14, 2025	Jan. 08, 2025	Dec. 31, 2024	Aug. 30, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Converted amount											$ 258,431
Preferred stock convertible issue (in Shares)										463	463	463						46,250	463
Preferred stock value																$ 851,000
Principal amount																$ 1,284,881
Common stock, par value (in Dollars per share)											$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001		$ 0.0001
Administrative agent fee						$ 75,000
Forecast [Member]
Subsequent Event [Line Items]
Principal amount																	$ 1,724,100
June 5, 2025 SPA [Member]
Subsequent Event [Line Items]
Secured convertible aggregate amount															$ 21,972,275
December 2023 Convertible Note [Member]
Subsequent Event [Line Items]
Term loan, principal amount								$ 15,819,209
Business Loan and Security Agreement [Member]
Subsequent Event [Line Items]
Term loan, principal amount						1,575,000
New Loan Agreement [Member]
Subsequent Event [Line Items]
Term loan, principal amount					$ 1,824,300
Loan repayment, aggregate of principal and interest					35,693
Administrative agent fee												$ 40,000
Interest accrued on loan					638,505
Administrative expense fee on loan					40,000
Lender's legal fee					35,000							35,000
Repayment of discounted loan					1,749,300
New Loan Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Term loan, principal amount					1,824,300
Interest accrued on loan					638,505
Subsequent Event [Member]
Subsequent Event [Line Items]
Discounted Purchase Price amount	$ 999,900
Preferred stock value	36,000
Preferred Stock Stated value	40,000
Total value of services provided													$ 123,000
Principal amount																	$ 1,724,100
Shares of Common Stock (in Shares)							12,500
Subsequent Event [Member] | Third Exchange Agreement [Member]
Subsequent Event [Line Items]
Converted amount				$ 2,462,805
Converted share (in Shares)				125
Subsequent Event [Member] | June 5, 2025 SPA [Member]
Subsequent Event [Line Items]
Secured convertible aggregate amount				$ 823,960
Subsequent Event [Member] | December 2023 Convertible Note [Member]
Subsequent Event [Line Items]
Term loan, principal amount			$ 10,000,000
Subsequent Event [Member] | New Loan Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Term loan, principal amount					1,824,300
Loan repayment, aggregate of principal and interest					35,693
Administrative expense fee on loan					40,000
Lender's legal fee					35,000
Repayment of discounted loan					$ 1,749,300
Subsequent Event [Member] | Beneficial Owner [Member] | Reversal of Series A Convertible Preferred Stock Conversion [Member]
Subsequent Event [Line Items]
Shares percentage										4.99%
Subsequent Event [Member] | Reversal of Series A Convertible Preferred Stock Conversion [Member]
Subsequent Event [Line Items]
common stock reversed (in Shares)										46,250
Subsequent Event [Member] | Reversal of Series A Convertible Preferred Stock Conversion [Member] | Business Loan and Security Agreement [Member]
Subsequent Event [Line Items]
Principal amount						1,575,000			$ 1,575,000
Subsequent Event [Member] | Business Loan and Security Agreement [Member]
Subsequent Event [Line Items]
Loan repayment, aggregate of principal and interest									74,550
Accrue interest						$ 661,500			661,500
Administrative agent fee									$ 75,000
Subsequent Event [Member] | Initial Preferred Shares [Member]
Subsequent Event [Line Items]
Preferred stock value	$ 999,900
Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Converted share (in Shares)											163,262
Preferred stock value
Preferred stock (in Shares)											63	63						0
Series C Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock convertible issue (in Shares)			375
common stock reversed (in Shares)	28	375
Aggregate of number shares (in Shares)	625
Additional Preferred Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock value	$ 36,000
Preferred Stock Stated value	$ 40,000
Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value (in Dollars per share)																		$ 0.0001
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
common stock reversed (in Shares)									5,900
Common Stock [Member] | Subsequent Event [Member] | Common Share Warrant [Member]
Subsequent Event [Line Items]
Common stock shares (in Shares)							9,960
Common stock, par value (in Dollars per share)							$ 460
Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock convertible issue (in Shares)											25,000	25,000						163
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member] | Beneficial Owner [Member] | Reversal of Series A Convertible Preferred Stock Conversion [Member]
Subsequent Event [Line Items]
Shares percentage										4.99%
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member] | Reversal of Series A Convertible Preferred Stock Conversion [Member]
Subsequent Event [Line Items]
Preferred stock (in Shares)										463